Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019		Jun. 30, 2019	Dec. 31, 2019
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (148)		$ (111)	$ (148)			$ (111)	$ (111)
Recovery (Expense) Recognized In Net Earnings	$ 4,835		$ 2,843		(3,558)			2,972	9,210
Deferred Income Tax Relating To Components Of Other Comprehensive Income					5,159				(9,623)
Recovery (Expense) Recognized In Shareholders' Equity	(160)	(1,480)	$ (894)	(92)	(1,639)	$ 1,363	[1]	(986)	376
Closing Balance	(186)				(186)	(148)			(148)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		8,756		3,823	8,756			3,823	3,823
Recovery (Expense) Recognized In Net Earnings					(4,142)				4,497
Recovery (Expense) Recognized In Shareholders' Equity					(1,610)				436
Closing Balance	3,004				3,004	8,756			8,756
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		8,953			8,953
Recovery (Expense) Recognized In Net Earnings					(3)				4,503
Deferred Income Tax Relating To Components Of Other Comprehensive Income					(750)				4,450
Closing Balance	8,200				8,200	8,953			8,953
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		694		387	694			387	387
Recovery (Expense) Recognized In Net Earnings					649				307
Closing Balance	1,343				1,343	694			694
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(87)		(87)	(87)			(87)	(87)
Closing Balance	(87)				(87)	(87)			(87)
Debt and share financing fees [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(711)		(591)	(711)			(591)	(591)
Recovery (Expense) Recognized In Net Earnings					12				(60)
Recovery (Expense) Recognized In Shareholders' Equity					(29)				(60)
Closing Balance	(728)				(728)	(711)			(711)
Unrealized gains on long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(14,073)			(14,073)
Recovery (Expense) Recognized In Net Earnings					(36)
Deferred Income Tax Relating To Components Of Other Comprehensive Income					5,909				(14,073)
Closing Balance	(8,200)				(8,200)	(14,073)			(14,073)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(3,532)		(3,532)	(3,532)			(3,532)	(3,532)
Closing Balance	(3,532)				(3,532)	(3,532)			(3,532)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (148)		$ (111)	(148)			$ (111)	(111)
Recovery (Expense) Recognized In Net Earnings					(38)				(37)
Closing Balance	$ (186)				$ (186)	$ (148)			$ (148)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.